SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSIDIARIES [Text Block]
26. SUBSIDIARIES

The consolidated financial statements of the Company include the following significant subsidiaries as at December 31, 2017 and 2016 as follows:

Name of subsidiary	Operations and Projects	Location	2017 % Ownership	2016 % Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
La Encantada Procesadora de Minerales, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.	Del Toro Silver Mine	Mexico	100%	100%
La Guitarra Compañia Minera, S.A. de C.V.	La Guitarra Silver Mine	Mexico	100%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Santa Elena Oro y Plata, S.A. de C.V.	Service company	Mexico	100%	100%
FMS Trading AG	Metals trading company	Mexico	100%	100%